Princeton Futures Strategy Fund
RISK/RETURN
Investment Objectives:
The Fund's primary investment objective is capital appreciation; managing volatility is a secondary objective.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 26 of the Fund's Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Princeton Futures Strategy Fund	Princeton Futures Strategy Fund Class A Shares	Princeton Futures Strategy Fund Class C shares	Princeton Futures Strategy Fund Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a % of the of the original purchase price)	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none
Redemption Fee (as a % of amount redeemed)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Princeton Futures Strategy Fund		Princeton Futures Strategy Fund Class A Shares	Princeton Futures Strategy Fund Class C shares	Princeton Futures Strategy Fund Class I Shares
Management Fees		1.80%	1.80%	1.80%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	0.90%	0.22%	0.64%
Acquired Fund Fees and Expenses	[2]	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		2.96%	3.03%	2.45%
Fee Waiver	[3]	(0.75%)	(0.07%)	(0.49%)
Total Annual Fund Operating Expenses After Fee Waiver		2.21%	2.96%	1.96%
[1]	Other expenses are estimated for Class C shares.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's consolidated financial highlights because the consolidated financial statements include only the direct operating expenses incurred by the Fund. Acquired Fund Fees and Expenses do not include the cost of investing in underlying funds, like commodity pools, that are not investment companies. The Fund estimates that underlying fund expenses, if presented, would be 1.90%. This estimate does not include performance-based fees, which cannot be meaningfully estimated, paid by underlying funds which range from 0% to 35% of an underlying fund's profits. The expenses of the Fund's wholly-owned subsidiary are consolidated with those of the Fund and are not presented as a separate expense.
[3]	The Fund's adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least July 31, 2012, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, Acquired Fund Fees and Expenses or extraordinary expenses such as litigation) will not exceed 2.20%, 2.95% and 1.95% for Class A, Class C and Class I shares, respectively; subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example Princeton Futures Strategy Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Princeton Futures Strategy Fund Class A Shares	786	1,371	1,981	3,617
Princeton Futures Strategy Fund Class C shares	299	930	1,585	3,341
Princeton Futures Strategy Fund Class I Shares	199	717	1,261	2,749

Portfolio Turnover:

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 7% of the average value of its portfolio.

Principal Investment Strategies:

 The Fund seeks to achieve its primary investment objective by investing in (1) securities of limited partnerships, (2) securities of limited liability companies, (3) securities of other types of pooled investment vehicles (collectively, "Underlying Funds") and (4) fixed income securities.  Each Underlying Fund invests primarily in one or a combination of (i) options, (ii) futures, (iii) forwards or (iv) spot contracts on (a) commodities, (b) financial indices and instruments, (c) foreign currencies, or (d) equity indices.  The Fund will invest without restriction as to issuer capitalization or country of origin.  The fixed income portion of the Fund's portfolio will be invested in securities of any maturity that are of investment grade credit quality.  The Fund defines investment grade fixed income securities as those rated at least Baa3 by Moody's Investors Service ("Moody's") or at least BBB- by Standard and Poor's Rating Group ("S&P"), or if unrated, determined by the sub-adviser to be of similar quality.  The Fund seeks to achieve its secondary investment objective primarily by diversifying investments among asset classes that are not expected to have returns that are highly correlated to each other or the equity market in general.  However, the Fund is "non-diversified" for purposes of the Investment Company Act of 1940, as amended, which means that the Fund may invest in fewer securities at any one time than a diversified fund.

The Fund will invest up to 25% of its total assets in a wholly-owned and controlled subsidiary (the "Subsidiary").  The Subsidiary will invest primarily in pooled investment vehicles that primarily invest (long and short) in commodity and financial futures, options and swap contracts, as well as fixed income securities and other investments intended to serve as margin or collateral for derivative positions.  The Fund’s investments will be composed primarily of securities, even when viewing the Subsidiary on a consolidated basis.   The Subsidiary is subject to the same investment restrictions as the Fund.

The Fund's adviser anticipates that, based upon its analysis of long-term historical returns and volatility of various asset classes, the Fund will allocate assets in the following ranges, however the ultimate ranges may be higher or lower than those shown in the table below. Because of the leverage inherent in futures contracts, the Fund's economic exposure to commodity-related and financial sector-related investments will represent approximately 90% to 110% of the Fund's assets.

Asset Class	Allocation Range	Allocation Target
Fixed Income	30% to 75%	60%
Commodity-Related	20% to 60%	20%
Financial Sector-Related	20% to 60%	20%

The Fund's adviser delegates elements of management of the Fund's portfolio to an underlying funds sub-adviser and a fixed income sub-adviser.  The adviser, in consultation with the underlying funds sub-adviser, will work together to identify prospective Underlying Funds.  The adviser will conduct its own initial and ongoing evaluation of each Underlying Fund as well as the manager of each Underlying Fund.  The adviser also retains the ability to override each sub-adviser's allocation of assets and its respective selection of specific Underlying Funds and fixed income securities if it believes an investment or allocation is not consistent with the Fund's investment guidelines.  The adviser is responsible for ongoing performance evaluation and monitoring of the sub-advisers.  Additionally, the adviser will oversee each sub-adviser's allocation of portfolio assets.

Adviser Investment Process

The adviser's investment process combines risk management, due diligence, experienced portfolio construction, and portfolio monitoring.  Portfolio design begins with the establishment of objectives for precise, quantifiable measures of risk, such as standard deviation of monthly returns.  The adviser's research team combines quantitative and qualitative research in the development of its strategies to be executed by the sub-advisers.  The adviser then monitors its strategies as-executed for investment performance and achievement of risk objectives.  The Fund's investment portfolio is rebalanced as needed as a result of the adviser's monitoring policies.  The adviser has overall supervisory responsibilities for the general management and investment of the Fund's securities portfolio.  A summary of the adviser's process is as follows:

  Setting the Fund's overall investment objectives

  Evaluating and selecting sub-advisers to manage the Fund's assets

  Monitoring and evaluating the performance of the sub-advisers, including their compliance with the investment objectives, policies, and restrictions of the Fund

  Implementing procedures to ensure that the sub-advisers comply with the Fund's investment objectives, polices and restrictions

  Assisting the sub-adviser in the identification of and conducting due diligence on existing and potential Underlying Fund investments

The adviser monitors the sub-advisers to assure that investments that are made are consistent with the Fund's strategy.  The adviser will also monitor each sub-adviser's buying and selling of securities to maintain adviser-approved allocations between the fixed income and Underlying Funds portions of the Fund's portfolio and to manage risk.

6800 Capital, L.L.C. Investment Process

The underlying funds sub-adviser, 6800 Capital, L.L.C. ("6800 Capital"), together with the adviser, is responsible for identifying prospective Underlying Funds, performing due diligence and review of those Underlying Funds and their managers, recommends to the adviser the allocation and reallocation of the Fund's assets among Underlying Funds, while managing risk.  6800 Capital evaluates Underlying Funds based upon their historical returns and correlation to other Underlying Funds and the equity market in general.  The steps in 6800 Capital's Underlying Fund analysis and risk control process are summarized below:

  Qualitative reviews and quantitative analyses to identify Underlying Funds that it believes are the best fit for the Fund by focusing on minimizing correlation among Underlying Funds

  Recommends allocation of Fund assets across the selected group of Underlying Funds with an emphasis on maximizing diversification across asset classes, market sectors, instruments, investment strategies, and investment time horizons

  Strategically limit the level of what it believes to be risk factor concentration

  Develop and monitor Underlying Fund allocation guidelines and limits

  Stop‐loss guidelines are established for all Underlying Funds

  Actively manage the Fund to maintain what 6800 Capital believes is the best possible portfolio composition

6800 Capital believes that its focus on diversification – across countries, asset classes, security and instrument types, and Underlying Fund manager styles – will produce positive returns that are less volatile than, and not highly correlated to, the equity markets in general.

6800 Capital identifies securities for purchase that it believes offer portfolio-level diversification benefits and recommends sales when it believes more attractive investments are available or they no longer offer sufficient diversification benefits.

Congress Asset Management Co Investment Process

The fixed income sub-adviser, Congress Asset Management Co ("Congress"), focuses on meeting the Fund's interest income and liquidity needs by selecting fixed income securities using a combination of (1) sector selection, (2) yield curve management and (3) security selection strategies that it believes will enhance the Fund's returns when compared to the fixed income market in general.

  Sector selection focuses on identifying portions of the fixed income market that offer the highest yield or expected capital appreciation based upon both credit risk, as measured by the Moody's and/or S&P rating; and on a business cycle forecast.

  Yield curve management focuses on selecting securities with maturities that have the highest yield and/or highest potential capital appreciation, when compared to securities with shorter or longer maturities.

  Security selection focuses on identifying specific securities that offer the highest yield or expected capital appreciation when compared to a peer group of securities with similar credit quality and maturity.

Congress buys securities that it believes offer sufficient credit quality, income and liquidity and sells them when it believes they have reached their target price or more attractive investments are available.  Congress also buys and sells fixed income securities to maintain allocations between the fixed income and Underlying Funds portions of the Fund's portfolio as directed by the adviser.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund's net asset value and performance.

The following risks may apply to the Fund's direct investment in securities as well the Fund's indirect risks through investing in Underlying Funds and the Subsidiary.

  Commodity Risk:  Investing in the commodities markets may subject the Fund to greater volatility than investments in traditional securities.  Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

  Credit Risk:  There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund.  In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes.

  Derivatives Risk:  The Fund may use derivatives (including options, forward contracts, futures and options on futures) to invest or to hedge.  The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.

  Fixed Income Risk:  The value of the Fund's investments in fixed income securities and derivatives will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities and derivatives owned by the Fund.  On the other hand, if rates fall, the value of the fixed income securities and derivatives generally increases. Your investment will decline in value if the value of the Fund's investments decreases.

  Foreign Currency Risk:  Currency trading risks include market risk, credit risk and country risk.  Market risk results from adverse changes in exchange rates in the currencies the Fund is long or short.  Credit risk results because a currency-trade counterparty may default.  Country risk arises because a government may interfere with transactions in its currency.

  Foreign Investment Risk:  Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.  Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

  Government Actions Risk:  Nationalization, expropriation or confiscatory taxation, currency blockage, market disruption, political changes, security suspensions, potential restrictions on the flow of international capital, or diplomatic developments could adversely affect the Fund's investments in certain securities.  In the event of nationalization, expropriation or other confiscation, the Fund could lose its entire investment.  In addition, the Fund's investments in U.S. and non-U.S. securities may be subject to new and increased withholding and other taxes imposed by those countries, as well as increased costs of regulations and transaction costs.

  Issuer-Specific Risk:  The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.  The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

  Leverage Risk:  Using derivatives to increase the Fund's combined long and short exposure creates leverage, which can magnify the Fund's potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund's share price.

  Liquidity Risk:  Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

  Management Risk:  The adviser's and sub-advisers' judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Fund invests (long or short) may prove to be incorrect and may not produce the desired results.  Additionally, the adviser's judgments about the potential performance of the sub-advisers may also prove incorrect and may not produce the desired results.

  Market Risk:  Overall securities and derivatives market risks may affect the value of individual instruments in which the Fund invests.  Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets.  When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

  Non-Diversification Risk:  As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers.  The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

  Regulatory Change Risk:   Recently the Commodity Futures Trading Commission ("CFTC") has proposed changes to Rule 4.5 under the Commodity Exchange Act which, if adopted, could require the Fund and the Subsidiary to register with the CFTC.  Such changes could potentially limit or restrict the ability of the Fund to pursue its investment strategy, and/or increase the costs of implementing its strategy.

  Sector Risk:  The Fund may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the entire sector.  This may cause the Fund's net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

  Short Position Risk:  The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which the Fund purchases an offsetting position.  Short positions may be considered speculative transactions and involve special risks, including greater reliance on the ability to accurately anticipate the future value of a security or instrument.  The Fund's losses are potentially unlimited in a short position transaction.

  Taxation Risk:  By investing in commodities indirectly through the Subsidiary, the Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Fund.  However, because the Subsidiary is a controlled foreign corporation any income received from its investments in the Underlying Funds will be passed through to the Fund as ordinary income, which may be taxed at less favorable rates than capital gains.

  Underlying Funds Risk:  Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in an Underlying Fund and may be higher than other mutual funds that invest directly in stocks and bonds.  Underlying Funds are subject to specific risks, depending on the nature of the fund.

  Wholly-Owned Subsidiary Risk:  The Subsidiary will not be registered under the Investment Company Act of 1940 ("1940 Act") and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act.  Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders.  Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiary.

Performance:

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of this Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.pfstrategyfund.com or by calling 1-888-868-9501.